Expense Example - R2 R3 R4 R5 Shares - JPMorgan Small Cap Blend Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years
USD ($)	152	477	826	1,810	126	400	694	1,531	101	322	560	1,245	86	275	479	1,070